DESCRIPTION OF BUSINESS AND RELATED MATTERS - Narrative (Details)						1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 08, 2018 USD ($)	May 31, 2017 USD ($)	Jun. 21, 2016 USD ($)	Dec. 21, 2015 USD ($)	Sep. 16, 2015 USD ($) $ / shares	Jan. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) segment $ / shares	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) segment $ / shares	Dec. 31, 2016 USD ($) $ / shares	Oct. 31, 2015 USD ($)	Oct. 12, 2012 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable business segments | segment									2		2
Business Acquisition [Line Items]
Transfer of Goodwill to an Affiliate in Connection With the Transfer of a Substantial Portion of the Company's Workforce											$ 23,101,000
Business Combination, Description [Abstract]
Price per share | $ / shares								$ 30.00		$ 30.00
Percentage of issued stock owned by the parent company								70.20%		70.20%
Voting power of parent company, percentage								98.20%		98.20%
Proceeds from issuance or sale of equity								$ 362,069,000
Underwriting discount and share issuance expense								12,998,000
Senior Notes									$ 15,809,966,000		15,860,432,000	$ 17,507,325,000
Conversion of notes payable to affiliates and related parties to common stock											$ 2,264,252,000	$ 0
Common stock, par value (in dollars per share) | $ / shares											$ 0.01	$ 0.01
Principal Amount									5,733,013,000		$ 4,693,675,000
Line of credit facility, aggregate principal amount														$ 480,000,000
Cash distributions to shareholders	$ 1,500,000,000									$ 839,700,000	840,035,000	$ 445,176,000
Stock repurchase program, authorized amount	2,000,000,000
10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Stated interest rate							10.875%
Senior Notes
Business Combination, Description [Abstract]
Principal Amount									16,239,245,000		16,289,245,000
Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Senior Notes									$ 1,778,745,000		$ 1,777,914,000	1,774,750,000
Stated interest rate									10.125%		10.125%
Principal Amount									$ 1,800,000,000		$ 1,800,000,000
Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Senior Notes							$ 315,779,000		$ 1,661,516,000		$ 1,661,135,000	1,970,379,000
Stated interest rate									10.875%		10.875%
Gain (loss) on extinguishment of debt							(34,341,000)
Principal Amount								$ 2,000,000,000	$ 1,684,221,000	$ 2,000,000,000	$ 1,684,221,000
Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Senior Notes									$ 987,037,000		$ 986,717,000	$ 985,469,000
Stated interest rate									6.625%		6.625%
Principal Amount									$ 1,000,000,000		$ 1,000,000,000
Common Class A
Business Combination, Description [Abstract]
Number of shares issued (in shares) | shares								71,724,139
Initial public offering shares sold by company | shares								12,068,966
Initial public offering shares sold by existing shareholders (in shares) | shares								59,655,173
Common stock, par value (in dollars per share) | $ / shares									$ 0.01		$ 0.01
Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares									$ 0.01		0.01
Affiliates | Notes payable
Business Combination, Description [Abstract]
Principal Amount			$ 1,750,000,000
Cablevision Systems Corp.
Business Combination, Description [Abstract]
Business acquisition, share price (dollars per share) | $ / shares					$ 34.90
Consideration transfered			9,958,323,000
Cablevision Systems Corp. | Common Class A
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares											0.01
Cablevision Systems Corp. | Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares											$ 0.01
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Principal Amount													$ 3,800,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Revolving Credit Facility | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Line of credit facility, aggregate principal amount													$ 2,000,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Stated interest rate													10.125%
Principal Amount													$ 1,800,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Stated interest rate													10.875%
Principal Amount													$ 2,000,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Stated interest rate													6.625%
Principal Amount													$ 1,000,000,000
Cablevision Systems Corp. | Affiliates
Business Combination, Description [Abstract]
Consideration transfered					$ 1,000,000,000
Indirect ownership interest by co-investors					30.00%
Cablevision Systems Corp. | Affiliates | Notes payable
Business Combination, Description [Abstract]
Principal Amount			$ 1,750,000,000
Cablevision Systems Corp. | Affiliates | Notes payable | Notes Payable at 10.75%
Business Combination, Description [Abstract]
Stated interest rate			10.75%
Principal Amount			$ 875,000,000
Cablevision Systems Corp. | Affiliates | Notes payable | Notes Payable at 11%
Business Combination, Description [Abstract]
Stated interest rate			11.00%
Principal Amount			$ 875,000,000
Cequel Corp.
Business Combination, Description [Abstract]
Consideration transfered				$ 3,973,528,000
Percentage of shares acquired				70.00%
Cash consideration				$ 2,797,928,000
Retained equity				$ 675,600,000
Ownership percentage by noncontrolling owners				30.00%
Cequel Corp. | Affiliates | Senior Notes
Business Combination, Description [Abstract]
Consideration transferred, debt issuance by an affiliate of parent company				$ 500,000,000
Altice Technical Services
Business Combination, Description [Abstract]
Percentage of voting interest acquired						70.00%
Consideration transferred						$ 1.00
Over-Allotment Option
Business Combination, Description [Abstract]
Number of shares issued (in shares) | shares								7,781,110
IPO
Business Combination, Description [Abstract]
Consideration received on transaction, used to repay long term debt							$ 350,120,000
Co-investors
Business Combination, Description [Abstract]
Conversion of notes payable to affiliates and related parties to common stock		$ 525,000,000
Subsidiary of Altice N.V.
Business Combination, Description [Abstract]
Conversion of notes payable to affiliates and related parties to common stock		$ 1,225,000,000
Subsequent Event
Business Combination, Description [Abstract]
Cash distributions to shareholders	1,500,000,000
Stock repurchase program, authorized amount	$ 2,000,000,000.0
Subsequent Event | Altice Technical Services
Business Combination, Description [Abstract]
Percentage of voting interest acquired						70.00%
Consideration transferred						$ 1.00
Fees for Executive Services | Affiliates
Business Combination, Description [Abstract]
Related party transaction, annual fee									$ 30,000,000		$ 30,000,000